Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2023
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	6M23	6M22
Contracts with customers (CHF million)
Investment and portfolio management	1,308	1,578
Other securities business	33	29
Underwriting	117	370
Brokerage	765	1,277
Other services	469	786
Total revenues from contracts with customers	2,692	4,040

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	6M23	2022
Contract balances (CHF million)
Contract receivables	580	686
Contract liabilities	47	54
in	2Q23	1Q23
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	7	10